UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Invesco Small Cap Value Fund
(Institutional and Investor Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Financial	33.78%
Consumer, Non-cyclical	13.37
Energy	10.86
Consumer, Cyclical	10.71
Industrial	6.54
Communications	4.58
Utilities	2.61
Basic Materials	2.52
Technology	1.40
Short Term Investments	13.63
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,047.70	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.14
Investor Class
Actual	$1,000.00	$1,046.00	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$5.87
* Expenses are equal to the Fund's annualized expense ratio of 0.83% for the Institutional Class shares and 1.18% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.84%
31,100	Kronos Worldwide Inc	$ 700,683
9,600	Mercer International Inc	168,000
8,700	Omnova Solutions Inc(a)	90,480
72,800	Resolute Forest Products Inc(a)	753,480
15,200	Valhi Inc	72,352
46,500	Verso Paper Corp Class A(a)	1,011,840
		2,796,835
Communications — 5.15%
10,000	Beasley Broadcast Group Class A	112,000
4,400	Blucora Inc(a)	162,800
31,000	Comtech Telecommunications Corp	988,280
34,100	eGain Corp(a)	514,910
94,300	Gannett Co Inc(b)	1,009,010
8,600	Intelsat SA(a)	143,276
8,600	MSG Networks Inc Class A(a)	205,970
4,100	New Media Investment Group Inc	75,768
17,200	PC-Tel Inc	107,328
59,200	QuinStreet Inc(a)	751,840
7,153	RigNet Inc(a)	73,676
4,700	TechTarget Inc(a)	133,480
62,200	Vonage Holdings Corp(a)	801,758
		5,080,096
Consumer, Cyclical — 12.06%
61,000	Abercrombie & Fitch Co Class A	1,493,280
17,000	Beazer Homes USA Inc(a)	250,750
2,000	Bloomin' Brands Inc	40,200
1,000	Brinker International Inc	47,600
5,200	Copa Holdings SA Class A	492,024
62,900	Crocs Inc(a)	1,107,669
3,700	Dana Inc	74,703
2,200	Deckers Outdoor Corp(a)	248,358
11,600	Fossil Group Inc(a)(b)	311,692
19,300	H&E Equipment Services Inc	725,873
9,900	Hibbett Sports Inc(a)(b)	226,710
3,200	Johnson Outdoors Inc Class A	270,496
37,800	Meritor Inc(a)	777,546
93,200	National CineMedia Inc	782,880
6,600	Penn National Gaming Inc(a)	221,694
7,700	Rocky Brands Inc(b)	231,000
42,700	Systemax Inc	1,465,891
61,300	Tailored Brands Inc	1,564,376
38,700	Tilly's Inc Class A	586,305
27,400	Titan Machinery Inc(a)	426,070
1,800	Tower International Inc	57,240
Shares		Fair Value
Consumer, Cyclical — (continued)
33,100	Town Sports International Holdings Inc(a)	$ 481,605
		11,883,962
Consumer, Non-Cyclical — 15.06%
27,100	Aaron's Inc	1,177,495
12,300	Alliance One International Inc(a)(b)	194,955
7,200	American Renal Associates Holdings Inc(a)	113,544
800	Boston Beer Co Inc Class A(a)	239,760
1,000	Cal-Maine Foods Inc(a)	45,850
48,200	Cambium Learning Group Inc(a)	537,430
6,700	Cardtronics PLC Class A(a)	162,006
32,200	Care.com Inc(a)	672,336
28,100	CareDx Inc(a)	343,944
23,966	Cerecor Inc(a)(b)	104,012
7,800	Chefs' Warehouse Inc(a)(b)	222,300
16,000	Corcept Therapeutics Inc(a)(b)	251,520
7,100	CytomX Therapeutics Inc(a)	162,306
4,700	Emergent BioSolutions Inc(a)	237,303
16,600	Enanta Pharmaceuticals Inc(a)	1,923,940
24,300	Endo International PLC(a)	229,149
27,400	Endocyte Inc(a)	378,120
33,700	Ennis Inc	685,795
24,800	Everi Holdings Inc(a)	178,560
15,500	Innoviva Inc(a)(b)	213,900
16,700	Intersect ENT Inc(a)	625,415
7,400	K12 Inc(a)	121,138
8,400	Lantheus Holdings Inc(a)	122,220
17,400	Liberty Tax Inc	140,505
2,500	Medifast Inc	400,400
29,200	Myriad Genetics Inc(a)	1,091,204
1,100	National Beverage Corp(a)(b)	117,590
11,100	Pfenex Inc(a)	60,051
5,400	Psychemedics Corp	103,896
46,900	Quad Graphics Inc	976,927
13,600	Quorum Health Corp(a)	68,000
8,000	Sanderson Farms Inc(b)	841,200
5,900	STAAR Surgical Co(a)	182,900
3,500	Tenet Healthcare Corp(a)	117,495
29,300	Textainer Group Holdings Ltd(a)	465,870
12,300	Triple-S Management Corp Class B(a)	480,438
3,400	Vector Group Ltd(b)	64,872
12,100	Vectrus Inc(a)	372,922
4,100	Weight Watchers International Inc(a)	414,510
		14,841,778
Energy — 12.23%
4,300	Adams Resources & Energy Inc	184,900
15,300	Arch Coal Inc Class A	1,199,979
28,000	California Resources Corp(a)(b)	1,272,320
79,500	Cloud Peak Energy Inc(a)(b)	277,455

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Energy — (continued)
15,300	CVR Energy Inc(b)	$ 565,947
40,500	Denbury Resources Inc(a)(b)	194,805
63,600	Enphase Energy Inc(a)(b)	428,028
40,700	Evolution Petroleum Corp	400,895
22,800	Exterran Corp(a)	570,912
37,700	Hallador Energy Co	269,178
16,800	ION Geophysical Corp(a)	408,240
300	Isramco Inc(a)(b)	36,870
12,100	Matrix Service Co(a)	222,035
2,300	NACCO Industries Inc Class A	77,625
7,100	Panhandle Oil & Gas Inc Class A	135,610
36,200	Peabody Energy Corp	1,646,376
40,500	Profire Energy Inc(a)(b)	136,890
13,700	SEACOR Holdings Inc(a)	784,599
18,200	SolarEdge Technologies Inc(a)(b)	870,870
56,300	SunCoke Energy Inc(a)	754,420
19,800	TerraForm Power Inc Class A	231,660
184,600	W&T Offshore Inc(a)	1,319,890
1,100	Whitting Petroleum Corp(a)	57,992
		12,047,496
Financial — 38.05%
3,200	1st Source Corp	170,976
20,400	AG Mortgage Investment Trust Inc REIT	383,316
4,500	Aircastle Ltd	92,250
37,000	American Equity Investment Life Holding Co	1,332,000
112,000	Anworth Mortgage Asset Corp REIT	556,640
9,500	Ares Commercial Real Estate Corp REIT	131,195
24,200	ARMOUR Residential Inc REIT	552,002
17,500	Assured Guaranty Ltd	625,275
1,000	BancFirst Corp	59,200
18,200	Banco Latinoamericano de Comercio Exterior SA	447,902
71,500	Bancorp Inc(a)	747,890
3,300	Bank of Commerce Holdings	42,075
3,100	Bank of Marin Bancorp	250,635
9,100	Bankwell Financial Group Inc	292,565
2,700	Blackstone Mortgage Trust Inc REIT Class A(b)	84,861
30,500	Boston Private Financial Holdings Inc	484,950
21,600	Braemar Hotels & Resorts Inc REIT	246,672
33,400	BrightSphere Investment Group PLC	476,284
6,000	BRT Apartments Corp REIT	76,500
3,400	C&F Financial Corp	212,670
18,300	Central Pacific Financial Corp	524,295
17,300	Central Valley Community Bancorp	366,068
4,700	Century Bancorp Inc Class A	359,080
20,300	Charter Financial Corp	490,245
1,300	Chemung Financial Corp	65,143
Shares		Fair Value
Financial — (continued)
1,600	Chimera Investment Corp REIT	$ 29,248
40,000	CNO Financial Group Inc	761,600
5,400	CoreSite Realty Corp REIT	598,428
38,400	DiamondRock Hospitality Co REIT	471,552
36,500	Dime Community Bancshares Inc	711,750
8,300	EastGroup Properties Inc REIT	793,148
1,500	Enterprise Financial Services Corp	80,925
11,200	Essent Group Ltd(a)	401,184
13,200	Federal Agricultural Mortgage Corp Class C	1,181,136
4,100	Financial Institutions Inc	134,890
13,900	First Busey Corp	440,908
8,200	First Defiance Financial Corp	549,892
9,600	First Financial Northwest Inc	187,392
8,600	First Interstate BancSystem Inc Class A	362,920
15,900	First Merchants Corp	737,760
9,900	First of Long Island Corp	246,015
32,100	Flagstar Bancorp Inc(a)(b)	1,099,746
4,700	FS Bancorp Inc	297,275
21,400	Getty Realty Corp REIT	602,838
1,450	Hingham Institution for Savings(b)	318,565
3,000	Home Bancorp Inc	139,650
12,200	Horizon Bancorp	252,418
4,400	Independence Holding Co	146,300
50,500	InfraREIT Inc REIT	1,119,585
9,500	International FCStone Inc(a)	491,245
500	Investors Title Co	92,330
14,100	iStar Inc REIT(a)	152,139
21,600	Lakeland Financial Corp	1,040,904
2,763	Maui Land & Pineapple Co Inc(a)(b)	30,946
11,500	MFA Financial Inc REIT	87,170
29,600	MGIC Investment Corp(a)	317,312
9,000	National Health Investors Inc REIT	663,120
2,300	Nelnet Inc Class A	134,343
5,200	Northeast Bancorp	113,360
5,300	Northrim BanCorp Inc	209,615
17,800	OFG Bancorp	250,090
4,000	Oritani Financial Corp	64,800
25,300	Pebblebrook Hotel Trust REIT(b)	981,640
30,900	PennyMac Financial Services Inc Class A(a)	607,185
3,300	PennyMac Mortgage Investment Trust REIT	62,667
28,400	Piedmont Office Realty Trust Inc REIT Class A	566,012
17,500	Preferred Apartment Communities Inc REIT Class A	297,325
2,000	Preferred Bank	122,920
4,500	PS Business Parks Inc REIT	578,250
38,200	Radian Group Inc	619,604

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
10,100	Regional Management Corp(a)	$ 353,702
4,200	Republic Bancorp Inc Class A	190,260
29,600	Riverview Bancorp Inc	249,824
1,900	S&T Bancorp Inc(b)	82,156
3,000	Shore Bancshares Inc	57,060
40,400	Summit Hotel Properties Inc REIT	578,124
19,700	Sunstone Hotel Investors Inc REIT	327,414
30,900	TCF Financial Corp	760,758
84,600	Third Point Reinsurance Ltd(a)	1,057,500
2,000	Timberland Bancorp Inc	74,680
5,900	Tiptree Inc	40,120
9,000	Two River Bancorp	172,170
4,100	UMB Financial Corp	312,543
3,500	Umpqua Holdings Corp	79,065
15,600	United Community Banks Inc	478,452
37,300	Universal Insurance Holdings Inc	1,309,230
2,900	Valley National Bancorp	35,264
19,800	Walker & Dunlop Inc	1,101,870
5,300	Washington Federal Inc	173,310
4,300	Washington Trust Bancorp Inc	249,830
16,900	West Bancorporation Inc(b)	425,035
48,000	Xenia Hotels & Resorts Inc REIT	1,169,280
		37,496,438
Industrial — 7.37%
18,200	ArcBest Corp	831,740
7,900	Bel Fuse Inc Class B	165,110
22,600	Control4 Corp(a)	549,406
6,900	DMC Global Inc	309,810
45,100	Electro Scientific Industries Inc(a)(b)	711,227
14,400	Fluidigm Corp(a)	85,824
43,800	Harsco Corp(a)	967,980
21,500	Heritage-Crystal Clean Inc(a)	432,150
7,300	IntriCon Corp(a)(b)	294,190
13,200	LB Foster Co Class A(a)	302,940
9,500	Louisiana-Pacific Corp	258,590
11,800	Myers Industries Inc	226,560
30,600	Stoneridge Inc(a)	1,075,284
16,600	Turtle Beach Corp(a)(b)	337,312
10,300	USA Truck Inc(a)	241,741
27,300	ZAGG Inc(a)	472,290
		7,262,154
Technology — 1.58%
19,600	Amtech Systems Inc(a)	118,580
38,700	Immersion Corp(a)	597,528
26,200	Syntel Inc(a)	840,758
		1,556,866
Utilities — 2.94%
2,100	Black Hills Corp(b)	128,541
Shares		Fair Value
Utilities — (continued)
6,200	El Paso Electric Co	$ 366,420
2,500	MDU Resources Group Inc	71,700
1,700	NorthWestern Corp	97,325
21,500	Ormat Technologies Inc	1,143,585
7,300	PNM Resources Inc	283,970
18,900	Portland General Electric Co	808,164
		2,899,705
TOTAL COMMON STOCK — 97.28% (Cost $84,404,488)		$ 95,865,330
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 8.12%
$8,000,000	Federal Home Loan Bank 1.57%, 07/02/2018	7,999,311
U.S. Treasury Bonds and Notes — 0.42%
415,000	U.S. Treasury Bills(c) 1.81%, 09/13/2018	413,424
Repurchase Agreements — 6.81%
335,278	Undivided interest of 1.17% in a repurchase agreement (principal amount/value $28,649,050 with a maturity value of $28,653,896) with Bank of Montreal, 2.03%, dated 6/29/18 to be repurchased at $335,278 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 8/16/18 - 9/9/49, with a value of $29,222,032.(d)	335,278
1,594,405	Undivided interest of 1.72% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $1,594,405 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(d)	1,594,405

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,594,405	Undivided interest of 1.84% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $1,594,405 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(d)	$ 1,594,405
1,594,405	Undivided interest of 13.40% in a repurchase agreement (principal amount/value $11,917,380 with a maturity value of $11,919,466) with HSBC Securities (USA) Inc, 2.10%, dated 6/29/18 to be repurchased at $1,594,405 on 7/2/18 collateralized by a U.S. Treasury security, 2.38%, 4/15/21, with a value of $12,155,894.(d)	1,594,405
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,594,405	Undivided interest of 3.00% in a repurchase agreement (principal amount/value $53,274,312 with a maturity value of $53,283,724) with Scotia Capital (USA) Inc, 2.12%, dated 6/29/18 to be repurchased at $1,594,405 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.43%, 2/1/21 - 6/1/48, with a value of $54,349,398.(d)	$ 1,594,405
6,712,898
SHORT TERM INVESTMENTS — 15.35% (Cost $15,125,633)		$ 15,125,633
TOTAL INVESTMENTS — 112.63% (Cost $99,530,121)		$110,990,963
OTHER ASSETS & LIABILITIES, NET — (12.63)%		$ (12,444,228)
TOTAL NET ASSETS — 100.00%		$ 98,546,735

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	16	1,318,000	September 2018	$1,145
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Invesco Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $6,546,350 of securities on loan)(a)	$104,278,065
Repurchase agreements, fair value(b)	6,712,898
Cash	149,268
Dividends receivable	181,286
Subscriptions receivable	235,603
Receivable for investments sold	194,344
Variation margin on futures contracts	156,253
Total Assets	111,907,717
LIABILITIES:
Margin deposits due to broker	170,273
Payable for director fees	2,058
Payable for investments purchased	38,109
Payable for other accrued fees	34,250
Payable for shareholder services fees	3,691
Payable to investment adviser	64,208
Payable upon return of securities loaned	6,712,898
Redemptions payable	6,335,495
Total Liabilities	13,360,982
NET ASSETS	$98,546,735
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$941,077
Paid-in capital in excess of par	80,005,813
Net unrealized appreciation	11,461,987
Undistributed net investment income	144,904
Accumulated net realized gain	5,992,954
NET ASSETS	$98,546,735
NET ASSETS BY CLASS
Investor Class	$12,753,084
Institutional Class	$85,793,651
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	1,088,178
Institutional Class	8,322,587
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.72
Institutional Class	$10.31
(a) Cost of investments	$92,817,223
(b) Cost of repurchase agreements	$6,712,898
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Invesco Small Cap Value Fund
INVESTMENT INCOME:
Interest	$12,961
Income from securities lending	27,392
Dividends	945,973
Total Income	986,326
EXPENSES:
Management fees	414,050
Shareholder services fees – Investor Class	22,576
Audit and tax fees	14,805
Custodian fees	9,368
Director's fees	8,365
Legal fees	973
Pricing fees	599
Registration fees	20,014
Shareholder report fees	3,023
Transfer agent fees	4,143
Other fees	261
Total Expenses	498,177
Less amount waived by investment adviser	46,139
Net Expenses	452,038
NET INVESTMENT INCOME	534,288
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	5,776,464
Net realized loss on futures contracts	(47,158)
Net Realized Gain	5,729,306
Net change in unrealized depreciation on investments	(1,420,100)
Net change in unrealized depreciation on futures contracts	(3,130)
Net Change in Unrealized Depreciation	(1,423,230)
Net Realized and Unrealized Gain	4,306,076
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,840,364
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Invesco Small Cap Value Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$534,288	$597,346
Net realized gain	5,729,306	5,205,681
Net change in unrealized depreciation	(1,423,230)	(303,035)
Net Increase in Net Assets Resulting from Operations	4,840,364	5,499,992
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(18,042)	(22,186)
Institutional Class	(371,342)	(831,538)
From net investment income	(389,384)	(853,724)
From net realized gains
Investor Class	-	(1,025,164)
Institutional Class	-	(7,006,664)
From net realized gains	0	(8,031,828)
Total Distributions	(389,384)	(8,885,552)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,218,579	11,457,060
Institutional Class	31,572,413	18,177,373
Shares issued in reinvestment of distributions
Investor Class	18,042	1,047,350
Institutional Class	371,342	7,838,202
Shares redeemed
Investor Class	(3,970,756)	(14,798,934)
Institutional Class	(17,449,766)	(14,812,186)
Net Increase in Net Assets Resulting from Capital Share Transactions	15,759,854	8,908,865
Total Increase in Net Assets	20,210,834	5,523,305
NET ASSETS:
Beginning of Period	78,335,901	72,812,596
End of Period(a)	$98,546,735	$78,335,901
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	459,180	988,169
Institutional Class	3,166,095	1,760,579
Shares issued in reinvestment of distributions
Investor Class	1,511	94,042
Institutional Class	35,366	793,262
Shares redeemed
Investor Class	(344,941)	(1,278,312)
Institutional Class	(1,704,705)	(1,417,618)
Net Increase	1,612,506	940,122
(a) Including undistributed net investment income:	$144,904	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$11.22	0.04	0.48	0.52	-	(0.02)	-	(0.02)	$11.72	4.60% (d)
12/31/2017	$11.60	0.05	0.70	0.75	-	(0.02)	(1.11)	(1.13)	$11.22	6.82%
12/31/2016	$ 9.41	0.07	2.14	2.21	-	(0.02)	-	(0.02)	$11.60	23.57%
12/31/2015	$10.98	0.03	(0.79)	(0.76)	(0.01)	(0.03)	(0.77)	(0.81)	$ 9.41	(7.12%)
12/31/2014	$11.93	0.04	0.99	1.03	-	(0.53)	(1.45)	(1.98)	$10.98	8.53%
12/31/2013	$10.58	0.13	3.59	3.72	-	(1.13)	(1.24)	(2.37)	$11.93	35.65%
Institutional Class
06/29/2018(Unaudited)	$ 9.88	0.05	0.42	0.47	-	(0.04)	-	(0.04)	$10.31	4.77% (d)
12/31/2017	$10.41	0.09	0.62	0.71	-	(0.13)	(1.11)	(1.24)	$ 9.88	7.21%
12/31/2016	$ 8.49	0.09	1.94	2.03	-	(0.11)	-	(0.11)	$10.41	24.00%
12/31/2015 (e)	$10.00	0.05	(0.76)	(0.71)	(0.01)	(0.04)	(0.75)	(0.80)	$ 8.49	(7.30%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$12,753	1.54% (g)	1.18% (g)	0.72% (g)	53% (d)
12/31/2017	$10,910	1.40%	1.26%	0.47%	90%
12/31/2016	$13,559	1.40%	1.40%	0.75%	72%
12/31/2015	$14,157	1.40%	1.40%	0.26%	82%
12/31/2014	$73,458	1.40%	1.40%	0.29%	90%
12/31/2013	$71,690	1.40%	1.40%	1.09%	100%
Institutional Class
06/29/2018 (Unaudited)	$85,794	0.88% (g)	0.83% (g)	1.08% (g)	53% (d)
12/31/2017	$67,426	0.96%	0.90%	0.86%	90%
12/31/2016	$59,254	1.05%	1.05%	1.07%	72%
12/31/2015 (e)	$54,201	1.05% (g)	1.05% (g)	0.79% (g)	82%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein.The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 29, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 95,865,330	$ —	$ —	$ 95,865,330
Short Term Investments	—	15,125,633	—	15,125,633
Total investments, at fair value:	95,865,330	15,125,633	0	110,990,963
Other Financial Investments:
Futures Contracts(a)	1,145	—	—	1,145
Total Assets	$ 95,866,475	$ 15,125,633	$ 0	$ 110,992,108
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 29, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$99,603,740
Gross unrealized appreciation on investments	15,451,567
Gross unrealized depreciation on investments	(4,063,199)
Net unrealized appreciation on investments	$11,388,368
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 29, 2018

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 22 futures contracts for the reporting period.
Valuation of derivative investments as of June 29, 2018 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$1,145 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(47,158)	Net change in unrealized depreciation on futures contracts	$(3,130)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.80% of the Fund’s average daily net assets up to $1 billion dollars, 0.75% of the Fund’s average daily net assets over $1 billion dollars and 0.70% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.83% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 29, 2018

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$46,139	$56,497	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $67,014,843 and $52,321,621, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $6,546,350 and received collateral as reported on the Statement of Assets and Liabilities of $6,712,898 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Invesco Advisers, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Invesco Small Cap Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although the Fund underperformed its benchmark for all periods reviewed, the Fund was in the fourth, fourth and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2017 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that each Class has a three-star rating from Morningstar as of December 31, 2017. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer be responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was lower than the average and median management fees of its respective peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio for each Class was lower than the average and median of its respective peer group and lower than the average and median of its peer universe and in the first quartile of its respective peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also noted the Sub-Adviser’s representation that the fee charged to GWCM is consistent with the fees charged for similar services provided by the Sub-Adviser.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that it does not believe it can generate a meaningful estimate of profits related to the Fund versus other advisory accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services.

Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018